United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Global Equity Fund
(Effective April 28, 2014, Federated Emerging Markets Equity Fund)
Portfolio of Investments
February 28, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.3%
		Austria—2.4%
3,100		Erste Group Bank AG	$110,011
150		Komerchi Banka A.S.	36,373
1,400		OMV AG	63,712
223		Raiffeisen Bank International AG	7,772
3,000		UNIQA Versicherungen AG	39,339
700		Va Stahl AG	31,552
600		Vienna Insurance Group	30,725
		TOTAL	319,484
		Brazil—0.5%
9,000		Ambev SA, ADR	64,800
		China—1.5%
2,500		Tencent Holdings Ltd.	200,534
		Denmark—3.6%
10		A P Moeller - Maersk A/S, Class B	122,260
4,000	[1]	Danske Bank A/S	105,946
3,000		DSV AS	96,107
725	[1]	Jyske Bank A/S	43,582
2,600		Novo Nordisk A/S, ADR	123,578
		TOTAL	491,473
		Germany—8.9%
1,050		Allianz SE	187,976
2,000		Bayerische Motoren Werke AG	232,443
700		Continental AG	170,391
2,100		Daimler AG	195,715
1,100		Gerresheimer AG	75,036
900		Rheinmetall Berlin AG	68,052
2,080		Siemens AG	277,800
		TOTAL	1,207,413
		Italy—0.8%
10,400		Prada SpA	77,994
5,200		Unicredito Italiano SpA	41,379
		TOTAL	119,373
		Japan—12.4%
3,300		Aisin Seiki Co.	114,464
14,000		Asahi Kasei Corp.	99,460
2,500		Chugai Pharmaceutical Co. Ltd.	63,820
2,000		Daiwa House Industry Co. Ltd.	36,278
3,000		Fuji Heavy Industries	81,154
7,000		Hitachi Ltd.	55,232
3,000		Honda Motor Co. Ltd.	107,507
4,500		Japan Tobacco, Inc.	142,910
11,000		Kaneka Corp.	71,770
13,000		Kubota Corp.	181,773
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
5,400		Mitsui & Co.	$82,987
8,000		Nippon Express Co. Ltd.	37,260
5,500		Nomura Holdings, Inc.	37,128
5,000		Orix Corp.	73,696
7,000		Sekisui House Ltd.	87,629
2,200		Shionogi and Co.	47,558
900		Tokio Marine Holdings, Inc.	26,637
6,000		Tokyu Corp.	36,553
12,627		Toto Ltd.	178,418
3,722		United Arrows Ltd.	123,067
		TOTAL	1,685,301
		Norway—6.4%
9,200		DnB Bank ASA	166,924
2,400		Fred Olsen Energy ASA	78,774
3,119		Seadrill Ltd.	115,053
7,600		Statoil ASA	200,573
3,400		Subsea 7 SA	64,862
3,000		Telenor ASA	66,278
1,500		TGS Nopec Geophysical Co. ASA	47,359
3,100		Yara International ASA	125,715
		TOTAL	865,538
		Poland—2.6%
400		M Bank SA	72,328
28,500		Polskie Gornictwo Naftowe I Gazownictwo SA	48,224
10,200		Powszechna Kasa Oszczednosci	149,410
350		Powszechny Zaklad Ubezpieczen SA	51,204
20,000		Tauron Polska Energia, S.A.	31,984
		TOTAL	353,150
		South Korea—5.7%
1,800	[1]	Cheil Communications, Inc.	41,227
950		Hyundai Motor Co.	218,033
2,200		Kia Motors Corp.	114,173
280		Samsung Electronics Co.	353,836
400		SK Innovation Co. Ltd.	50,024
		TOTAL	777,293
		United States—48.5%
900		3M Co.	121,257
1,300		AbbVie, Inc.	66,183
2,050		Accenture PLC, Class A	170,867
550		Amgen, Inc.	68,211
500		Apple, Inc.	263,120
2,500		Automatic Data Processing, Inc.	194,450
16,000		Bank of America Corp.	264,480
1,900		Bank of New York Mellon Corp.	60,800
4,000		CBS Corp., Class B	268,320
6,100		Cisco Systems, Inc.	132,980
3,800		Citigroup, Inc.	184,794
3,100		Discover Financial Services	177,878
700		Dover Corp.	66,010
4,700		EMC Corp.	123,939
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
2,200		Emerson Electric Co.	$143,572
30,000		Frontier Communications Corp.	146,400
1,800	[1]	Gilead Sciences, Inc.	149,022
6,000		Hewlett-Packard Co.	179,280
2,000		HollyFrontier Corp.	91,140
300		IBM Corp.	55,551
15,000		Interpublic Group of Cos., Inc.	265,800
2,800	[1]	Jacobs Engineering Group, Inc.	169,820
6,400		Kroger Co.	268,416
5,000		Lincoln National Corp.	250,650
3,900		MetLife, Inc.	197,613
8,000		Microsoft Corp.	306,480
2,200		Nike, Inc., Class B	172,260
3,800		Oracle Corp.	148,618
8,700		Pfizer, Inc.	279,357
2,900		Prudential Financial, Inc.	245,282
1,000		Raytheon Co.	97,910
2,100		Rockwell Automation, Inc.	257,964
3,700		TD Ameritrade Holding Corp.	123,691
2,600		Valero Energy Corp.	124,748
4,450		Verizon Communications, Inc.	211,731
4,000		Viacom, Inc., Class B	350,920
700		Whirlpool Corp.	101,241
1,800		Whole Foods Market, Inc.	97,290
		TOTAL	6,598,045
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,895,548)	12,682,404
		INVESTMENT COMPANY—6.3%
855,214	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	855,214
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $10,750,762)[4]	13,537,618
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	56,869
		TOTAL NET ASSETS—100%	$13,594,487
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/14/2014	292,000 AUD	$260,365	$(50)
3/14/2014	203,000 GBP	$330,774	$9,122
Contracts Sold:
3/14/2014	91,060,000 JPY	$884,657	$(10,171)
3/14/2014	292,000 AUD	$255,369	$(4,946)
4/14/2014	565,880,000 KRW	$531,268	$2,605
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,440)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $22,085 and $12,334, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
3

2	7-day net yield.
3	Affiliated holding.
4	At February 28, 2014, the cost of investments for federal tax purposes was $10,750,762. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and (b) outstanding foreign currency commitments was $2,786,856. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,975,440 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,584.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
4

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,427,178	$—	$—	$6,427,178
International	6,255,226	—	—	6,255,226
Investment Company	855,214	—	—	855,214
TOTAL SECURITIES	$13,537,618	$—	—	13,537,618
OTHER FINANCIAL INSTRUMENTS*	$—	$ (3,440)	$—	$ (3,440)
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
GBP	—Great Britain Pound
JPY	—Japanese Yen
KRW	—South Korean Won
5
Federated InterContinental Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—89.7%
		Austria—4.7%
180,500		Erste Group Bank AG	$6,405,498
14,500		Komercni Banka AS	3,516,110
95,000		OMV AG	4,323,308
22,240		Raiffeisen Bank International AG	775,122
240,000		UNIQA Versicherungen AG	3,147,085
83,936		Va Stahl AG	3,783,307
92,000		Vienna Insurance Group	4,711,241
		TOTAL	26,661,671
		Brazil—1.2%
961,000		Ambev SA, ADR	6,919,200
		Denmark—6.1%
404		A.P. Moeller - Maersk A/S, Class B	4,939,314
201,000		Danske Bank A/S	5,323,813
186,000		DSV, De Sammensluttede Vognmad AS	5,958,606
101,929	[1]	Jyske Bank A/S	6,127,240
198,900		Novo Nordisk A/S, ADR	9,453,717
100,000	[1]	Sydbank AS	2,696,754
		TOTAL	34,499,444
		France—1.0%
50,700		Sanofi	5,271,686
		Germany—20.9%
63,900		Allianz SE	11,439,695
44,600		Bayer AG	6,334,668
111,600		Bayerische Motoren Werke AG	12,970,296
24,882		Continental AG	6,056,676
222,500		Daimler AG	20,736,528
265,000		Deutsche Post AG	9,952,863
69,500		Gerresheimer AG	4,740,904
78,600		HeidelbergerCement AG	6,479,119
17,000	[1]	MorphoSys AG	1,578,732
102,000		ProSieben Sat.1 Media AG	4,864,316
143,000		Rheinmetall AG	10,812,638
130,300		Siemens AG	17,402,589
87,500		Symrise AG	4,298,428
		TOTAL	117,667,452
		Italy—1.3%
520,000		Prada Holding SpA	3,899,724
410,000		Unicredito Italiano SpA	3,262,546
		TOTAL	7,162,270
		Japan—24.7%
271,700		Aisin Seiki Co.	9,424,202
1,115,000		Asahi Kasei Corp.	7,921,244
102,000		Chugai Pharmaceutical Co. Ltd.	2,603,871
72,000		Daiwa House Industry Co. Ltd.	1,306,004
67,000		Disco Corp.	4,509,679

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
210,000		Fuji Heavy Industries Ltd.	$5,680,751
518,000		Hitachi Ltd.	4,087,197
187,000		Honda Motor Co. Ltd.	6,701,277
247,600		Japan Tobacco, Inc.	7,863,252
698,000		Kaneka Corp.	4,554,112
799,000		Kubota Corp.	11,172,025
70,000		LIXIL Group Corp.	2,043,530
380,000		Mitsui & Co.	5,839,835
116,900		Murata Manufacturing Co. Ltd.	11,131,747
627,000		Nippon Express Co. Ltd.	2,920,291
466,000		Nomura Holdings, Inc.	3,145,740
49,300		NTT Data Corp.	2,037,010
389,000		Orix Corp.	5,733,517
569,000		Sekisui House Ltd.	7,122,983
295,000		Shionogi and Co.	6,377,125
79,100		Tokio Marine Holdings, Inc.	2,341,055
480,000		Tokyu Corp.	2,924,241
993,592		Toto Ltd.	14,039,356
217,500		United Arrows Ltd.	7,191,584
		TOTAL	138,671,628
		Norway—10.5%
658,777		DNB Bank ASA	11,952,818
156,064		Fred Olsen Energy ASA	5,122,394
30,000		Royal Caribbean Cruises Ltd.	1,587,900
196,600		Seadrill Ltd.	7,252,123
686,443		Statoil ASA	18,116,056
161,090		Subsea 7 SA	3,073,110
143,958		TGS Nopec Geophysical Co. ASA	4,545,158
175,242		Yara International ASA	7,106,615
		TOTAL	58,756,174
		Poland—4.8%
28,512	[2]	MBank SA	5,155,535
2,650,000		Polskie Gornictwo Naftowe I Gazownictwo SA	4,484,000
655,000		Powszechna Kasa Oszczednosci	9,594,482
36,300		Powszechny Zaklad Ubezpieczen SA	5,310,624
1,600,000		Tauron Polska Energia, SA	2,558,683
		TOTAL	27,103,324
		South Korea—7.5%
40,500		Coway Co. Ltd.	2,591,241
48,900		Hyundai Motor Co.	11,222,951
140,500		Kia Motors Corp.	7,291,522
92,100		Korea Electric Power Corp.	3,192,225
12,300		Samsung Electronics Co.	15,543,513
20,000		SK Innovation Co. Ltd.	2,501,171
		TOTAL	42,342,623
		Sweden—0.5%
220,000	[1]	Swedish Orphan Biovitrum AB	2,916,566
		Switzerland—0.6%
10,000		Roche Holding AG	3,085,844

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—5.3%
95,000		Ashtead Group PLC	$1,393,550
746,000		Barclays PLC	3,149,245
422,900		BP PLC	3,571,968
186,796		Burberry Group PLC	4,820,199
400,000		Kingfisher PLC	2,639,070
132,600		Prudential PLC	3,008,691
45,000		Rio Tinto PLC	2,586,532
81,000		Schroders PLC	3,679,845
200,000		Serco Group PLC	1,542,248
35,000		Shire Ltd.	1,945,812
143,000		Telecity Group PLC	1,579,231
		TOTAL	29,916,391
		United States—0.6%
34,300		AbbVie, Inc.	1,746,213
14,100		Amgen, Inc.	1,748,682
		TOTAL	3,494,895
		TOTAL COMMON STOCKS (IDENTIFIED COST $400,951,772)	504,469,168
		U.S. TREASURY—0.6%
$2,185,000	[3,4]	United States Treasury Bill, 0.06%, 5/8/2014	2,184,769
300,000	[3,4]	United States Treasury Bill, 0.05%, 4/24/2014	299,978
400,000	[3,4]	United States Treasury Bill, 0.04%, 5/29/2014	399,956
750,000	[3,4]	United States Treasury Bill, 0.04%, 5/1/2014	749,952
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,634,757)	3,634,655
		INVESTMENT COMPANY—6.2%
34,713,419	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares. 0.06% (including $5,062,680 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE )	34,713,419
		TOTAL INVESTMENTS—96.5% (IDENTIFIED COST $439,299,948)[7]	542,817,242
		OTHER ASSETS AND LIABILITIES - NET—3.5%[8]	19,589,809
		TOTAL NET ASSETS—100%	$562,407,051
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1DAX Index Long Futures	35	$11,677,859	March 2014	$323,878
1S&P/TSX 60 Index Long Futures	127	$18,635,383	March 2014	$456,407
[1]The Tokyo Price Index Long Futures	90	$10,709,442	March 2014	$(21,999)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$758,286
The average notional value of future contracts held by the Fund throughout the period was $19,088,934. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/14/2014	13,463,000 AUD	$12,004,419	$(2,330)
3/14/2014	20,360,000 GBP	$33,175,195	$914,916
3/14/2014	2,081,250,000 JPY	$20,594,405	$(142,380)
Contracts Sold:
3/5/2014	1,084,456,315 JPY	$10,623,592	$(32,640)
3/14/2014	10,012,850,000 JPY	$97,275,885	$(1,118,380)
3/14/2014	13,463,000 AUD	$11,774,067	$(228,022)
4/14/2014	26,684,200,000 KRW	$25,052,058	$122,852
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(485,984)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,149,332 and $916,821, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—
Net”.
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	7-day net yield.
7	At February 28, 2014, the cost of investments for federal tax purposes was $439,299,948. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $103,517,294. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $111,006,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,489,586.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$504,469,168	$—	$—	$504,469,168
Debt Securities:
U.S. Treasury		3,634,655		3,634,655
Investment Company	34,713,419			34,713,419
TOTAL SECURITIES	$539,182,587	$3,634,655	—	$542,817,242
OTHER FINANCIAL INSTRUMENTS*	$758,286	$(485,984)	$—	$272,302
*	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depository Receipt
AUD	—Australian Dollar
GBP	—Great Britain Pound
JPY	—Japanese Yen
KRW	—South Korean Won
6
Federated International Strategic Value Dividend Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.3%
	Banks—16.5%
330,800	Australia & New Zealand Banking Group, Melbourne	$9,487,357
244,100	Bank of Montreal	16,079,341
227,200	Canadian Imperial Bank of Commerce	19,016,433
1,894,000	HSBC Holdings PLC	19,971,396
485,000	National Australia Bank Ltd., Melbourne	15,035,069
133,000	Svenska Handelsbanken AB, Class A	6,949,069
591,100	Swedbank AB, Class A	16,686,672
409,000	Westpac Banking Corp. Ltd., Sydney	12,215,546
	TOTAL	115,440,883
	Energy—19.2%
1,849,000	BP PLC	15,617,328
573,800	Crescent Point Energy Corp.	20,137,152
888,600	ENI SpA	21,439,830
400,725	Royal Dutch Shell PLC, Class B	15,614,841
854,705	Statoil ASA	22,556,693
376,906	Total S.A.	24,467,051
268,000	Vermilion Energy Inc.	15,126,885
	TOTAL	134,959,780
	Food & Staples Retailing—0.8%
176,600	Woolworth's Ltd.	5,684,218
	Food Beverage & Tobacco—13.8%
505,115	British American Tobacco PLC	27,489,597
663,155	Imperial Tobacco Group PLC	27,062,339
167,100	Nestle S.A.	12,653,621
728,849	Unilever PLC	29,792,029
	TOTAL	96,997,586
	Insurance—1.8%
56,575	Muenchener Rueckversicherungs-Gesellschaft AG	12,389,057
	Media—4.0%
615,000	Pearson PLC	10,432,282
767,700	Shaw Communications, Inc., Class B	17,755,619
	TOTAL	28,187,901
	Pharmaceuticals Biotechnology & Life Sciences—12.0%
351,227	AstraZeneca PLC	24,019,744
506,643	GlaxoSmithKline PLC	14,180,880
181,100	Novartis AG	15,124,270
41,900	Roche Holding AG	12,929,687
171,453	Sanofi - Aventis	17,827,344
	TOTAL	84,081,925
	Telecommunication Services—20.7%
342,000	BCE, Inc.	14,917,908
329,500	Rogers Communications, Inc., Class B	12,736,025
7,521,385	Singapore Telecom Ltd.	21,359,986
39,820	Swisscom AG	23,588,653
824,950	Telef Brasil, ADR	15,385,317
399,000	Telenor ASA	8,814,962
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
1,727,000		TeliaSonera AB	$13,308,754
4,743,515		Telstra Corp. Ltd.	21,375,955
3,383,818		Vodafone Group PLC	14,109,158
		TOTAL	145,596,718
		Utilities—9.5%
3,271,000		Centrica PLC	17,472,940
855,167		National Grid PLC	11,950,113
485,700		Scottish & Southern Energy PLC	11,410,916
1,980,770		United Utilities Group PLC	25,855,022
		TOTAL	66,688,991
		TOTAL COMMON STOCKS (IDENTIFIED COST $630,165,971)	690,027,059
		INVESTMENT COMPANY—0.9%
6,459,878	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	6,459,878
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $636,625,849)[3]	696,486,937
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	5,620,036
		TOTAL NET ASSETS—100%	$702,106,973
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/3/2014	2,269,039 GBP	$3,773,639	$25,951
3/4/2014	20,992,750 NOK	$3,506,682	$(9,056)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$16,895
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $9,295 and $6,302, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	At February 28, 2014, the cost of investments for federal tax purposes was $636,625,849. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and (b) outstanding foreign currency commitments was $59,861,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,876,803 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,015,715.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
2

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GBP	—Great Britain Pound
NOK	—Norwegian Krone
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014